SCHEDULE OF REVENUE DISAGGREGATED BY PRODUCT TYPE AND GEOGRAPHIC AREAS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 213,754	$ 89,990	$ 815,391	$ 46,703
TEXAS
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	174,242	89,990	675,155	46,703
NEW MEXICO
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	39,512		140,236
Crude Oil [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	213,473	70,161	761,511	44,425
Crude Oil [Member] | TEXAS
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	173,961	70,161	621,275	44,425
Crude Oil [Member] | NEW MEXICO
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	39,512		140,236
Natural Gas [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	281	19,829	53,880	2,278
Natural Gas [Member] | TEXAS
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	281	19,829	53,880	2,278
Natural Gas [Member] | NEW MEXICO
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers